SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Impairment losses on long-lived assets	$ 0	$ 0
Impairment losses on intangible assets	0	0
Impairment losses on goodwill	$ 0	$ 0
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	29.00%	42.70%
Assets	$ 23,613,351	$ 23,663,205
Reimbursement of actual costs	40,000
Revenue		1,740,855
In-Vivo [Member]
Revenue	0	500,000
ATB Agreement [Member] | Japan, China, Brazil, Mexico, Russia and Korea [Member]
Marketing approval received value	1,000,000
ATB Agreement [Member] | Germany, France, Spain, Italy and UK [Member]
Marketing approval received value	2,000,000
Consolidated Entity, Excluding Consolidated VIE [Member]
Assets	100,000	$ 200,000
Oncotelic, Inc. [Member]
Due to Related Parties	500,000
PointR [Member]
Number of shares issuable	2,625,000
Golden Mountain Partners LLC [Member] | Research Service Agreement [Member]
Placement agent fees	300,000
Golden Mountain Partners LLC [Member] | Supplement [Member]
Placement agent fees	900,000
Autotelic BIO [Member] | ATB Agreement [Member]
Revenue	500,000
Fair Value, Inputs, Level 3 [Member] | PointR [Member]
Number of shares issuable	$ 2,625,000